SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding	158,441	146,842	6,250	117
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 4 months 17 days
Weighted Average Exercise Price, Warrants Outstanding	$ 22.07
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding	6,250	6,250
Weighted Average Remaining Contractual life, Warrants Outstanding	3 years 5 months 12 days	3 years 11 months 12 days
Weighted Average Exercise Price, Warrants Outstanding	$ 160.00	$ 160.00
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding	6,934	6,933
Weighted Average Remaining Contractual life, Warrants Outstanding	3 years 9 months 21 days	4 years 3 months 21 days
Weighted Average Exercise Price, Warrants Outstanding	$ 120.00	$ 120.00
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding	15,666
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 29 days
Weighted Average Exercise Price, Warrants Outstanding	$ 36.00	$ 46.40
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding	2,917	15,667
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 3 months	4 years 6 months 25 days
Weighted Average Exercise Price, Warrants Outstanding	$ 36.00	$ 36.00
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding	32,837	2,917
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 3 months 21 days	4 years 9 months
Weighted Average Exercise Price, Warrants Outstanding	$ 9.88	$ 36.00
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding	74,671	40,404
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 5 months 23 days	4 years 9 months 18 days
Weighted Average Exercise Price, Warrants Outstanding	$ 7.44	$ 25.60
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding	19,166	74,671
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 10 months 9 days	4 years 11 months 23 days
Weighted Average Exercise Price, Warrants Outstanding	$ 6.00	$ 7.44
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable